Other Non-Current assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Other Non-Current assets [Abstract]
Other Non-Current assets
	As at December 31,
	2020	2019
	$ Thousands
Qoros put option (1)	-	55,575
Others	-	2,142
	-	57,717
(1)	Refer to Note 9.B.b.2.